UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02365
Prospect Street® Income Shares, Inc.
(Exact name of registrant as specified in charter)
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
James D. Dondero, President
Prospect Street® Income Shares, Inc.
Two Galleria Tower, 13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (972) 628-4100
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited)
As of March 31, 2006
Fixed Income — 141.99%(a)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Automobile — 5.69%
$1,000,000	American Tire Distributors, Inc. 11.24% 4/1/2012	CCC+	Caa2	$915,000
2,000,000	Delphi Corporation 6.50% 5/1/2049	NR	NR	1,225,000
2,000,000	General Motors 7.13% 7/15/2013	BB-	NR	1,490,000

				3,630,000

	Banking — 6.53%
2,000,000	Countrywide Cap 8.00% 12/15/2026	BBB+	Baa1	2,028,168
2,000,000	Washington Mutual 8.38% 6/1/2027	NR	Baa1	2,131,654

				4,159,822

	Beverage, Food and Tobacco — 3.59%
2,000,000	Philip Morris 7.75% 1/15/2027	BBB	Baa2	2,288,518

				2,288,518

	Broadcasting and Entertainment — 17.22%
2,000,000	Belo Corporation 7.13% 6/1/2007	BBB-	NR	2,020,064
1,000,000	CCH I LLC 11.00% 10/1/2015	CCC-	Caa3	831,250
1,000,000	Clear Channel Communications 5.50% 9/15/2014	BBB-	Baa3	924,001
1,500,000	Clear Channel Communications 7.25% 10/15/2027	BBB-	Baa3	1,464,567
2,000,000	Liberty Media Corp 7.88% 7/15/2009	BB+	Ba1	2,104,536
1,500,000	Time Warner Entertainment Co. 10.15% 5/1/2012	BBB+	Baa1	1,789,880
2,000,000	Young Broadcasting, Inc. 10.00% 3/1/2011	CCC-	Caa1	1,845,000

				10,979,298

	Buildings and Real Estate — 6.47%
1,000,000	Building Materials Corp of America 8.00% 10/15/2007	B+	B2	1,021,250
2,000,000	MMI Products, Inc. 11.25% 4/15/2007	CCC	Caa2	1,970,000
1,000,000	SUSA Partnership LP 7.45% 7/1/2018	AAA	Aa1	1,133,622

				4,124,872

	Cable And Other Pay Television Services — 5.45%
1,000,000	Tele Communications Inc 9.80% 2/1/2012	BBB+	NR	1,178,418
1,750,000	Tele Communications Inc 10.13% 4/15/2022	BBB+	NR	2,294,142

				3,472,560

	Chemicals, Plastics and Rubber — 5.06%
1,000,000	Innophos, Inc. 8.88% 8/15/2014	CCC+	Caa1	1,040,000
2,000,000	Potash Corp of Sadkatchewan 7.75% 5/31/2011	BBB+	NR	2,183,792

				3,223,792

	Containers, Packaging and Glass — 3.05%
2,000,000	Sealed Air Corporation 5.63% 7/15/2013(b)	BBB	Baa3	1,943,814

				1,943,814

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of March 31, 2006
Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Diversified/ Conglomerate Service — 0.35%
$231,643	Sac Holdings 8.50% 3/15/2014	NR	NR	$222,956

				222,956

	Electronics — 4.03%
1,500,000	Avago Technologies, Inc. 10.32% 6/1/2013(b)	B	B3	1,567,500
1,000,000	Solectron, Corp. 8.00% 3/15/2016(b)	B-	B3	1,002,500

				2,570,000

	Environmental Services — 3.29%
2,000,000	Republic Services 6.75% 8/15/2011	NR	Baa2	2,096,244

				2,096,244

	Farming and Agriculture — 4.77%
3,000,000	GSI Group 12.00% 5/15/2013	B-	B3	3,041,250

				3,041,250

	Finance — 6.62%
2,000,000	Bankamerica Instl Cap 8.07% 12/31/2026(b)	A-	Aa3	2,111,676
1,000,000	BT Cap Trust 7.90% 1/15/2027	A-	A2	1,050,096
1,000,000	Zions Instl Cap 8.54% 12/15/2026	BBB	NR	1,058,063

				4,219,835

	Healthcare, Education and Childcare — 7.23%
3,000,000	Elan Fin Plc 7.75% 11/15/2011	B	B3	2,842,500
1,625,000	Pharma IV (fka Eszopiclone) 12.00% 3/15/2014(b)	NR	NR	1,763,125

				4,605,625

	Home and Office Furnishings, Housewares, and Durables — 2.73%
2,000,000	Spectrum Brands (fka Rayovac Corporation) 7.38% 2/1/2015	NR	Caa1	1,740,000

				1,740,000

	Hotels, Motels, Inns, and Gaming — 6.13%
1,500,000	Corrections Corporation of America 6.25% 3/15/2013	NR	B1	1,475,625
500,000	Station Casinos, Inc. 6.63% 3/15/2018(b)	B+	Ba3	488,750
2,000,000	Trump Entertainment Resorts Holdings, L.P. 8.50% 6/1/2015	B-	Caa1	1,945,000

				3,909,375

	Leisure, Amusement, Motion Pictures, Entertainment — 7.11%
1,000,000	AMC Entertainment 11.00% 2/1/2016(b)	CCC+	B3	1,032,500
4,000,000	Blockbuster, Inc. 10.00% 9/1/2012(b)	CCC	Caa3	3,500,000

				4,532,500

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of March 31, 2006
Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Oil and Gas — 12.33%
$2,000,000	Magellan Midstream Partners LP 6.45% 6/1/2014	NR	NR	$2,070,204
1,500,000	Secunda International 13.07% 9/1/2012	B-	B2	1,605,000
2,000,000	Semgroup 8.75% 11/15/2015(b)	NR	B1	2,040,000
2,000,000	Teppco Partners 7.63% 2/15/2012	BBB-	Baa3	2,147,302

				7,862,506

	Personal Transportation — 1.04%
237,349	Atlantic Coast Airlines Pass Thru 8.75% 1/1/2007(b)	CC	C	213,747
749,166	Northwest Airlines 8.13% 2/1/2049	B+	C	449,499

				663,246

	Printing and Publishing — 3.18%
2,000,000	Primedia, Inc. 10.12% 5/15/2010	B	B2	2,030,000

				2,030,000

	Retail Stores — 7.11%
1,000,000	Linens-N-Things 5.63% 1/15/2014(b)	B	B3	1,002,500
1,500,000	May Department Stores Co 8.30% 7/15/2026	BBB	Baa2	1,559,319
2,000,000	Wendy’s International 6.20% 6/15/2014	NR	Baa2	1,968,324

				4,530,143

	Telecommunications — 8.43%
1,000,000	CenturyTel, Inc. 5.00% 2/15/2015	BBB+	Baa2	914,450
1,000,000	Grande Communications 14.00% 4/1/2011	CCC+	Caa2	1,005,000
2,000,000	ICO North America 7.50% 8/15/2009	NR	NR	2,540,000
1,000,000	Nortel Networks Corporation 6.88% 9/1/2023	B-	B3	915,000

				5,374,450

	Utilities — 14.58%
2,000,000	Constellation Energy Group 7.00% 4/1/2012	BBB	Baa1	2,127,012
1,000,000	Dynegy Holdings, Inc. 8.38% 5/1/2016(b)	B-	B2	995,000
1,664,500	Elwood Energy, LLC 8.16% 7/5/2026	B+	NR	1,772,236
2,000,000	Kiowa Power Partners LLC 5.74% 3/30/2021(b)	BBB-	Baa3	1,933,160
550,000	Reliant Resources, Inc 9.50% 7/15/2013	B	B2	550,688
1,925,793	Tenaska Virginia Partners 6.12% 3/30/2024(b)	NR	NR	1,914,277

				9,292,373

	Total Fixed Income (cost $90,091,557)			90,513,179

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of March 31, 2006
Common Stock — 3.51%

		Value
Units	Description	(Note 1a)

111,940	Motient Corporation*	$2,238,800

	Total Common Stock (cost $1,344,009)	2,238,800

Preferred Stock — 0.00%

		Value
Units	Description	(Note 1a)

10,000	Adelphia Communications*	$2,500

	Total Preferred Stock (cost $935,000)	2,500

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of March 31, 2006
Warrants — 0.05%

		Value
Units	Description	(Note 1a)

1,000	Grande Communications 4/1/2011(b)*	$10
11,100	Loral Space & Communications 12/27/2006*	—
17,481	Pathmark Stores 9/19/2010*	5,419
1,000	XM Satellite Radio 3/15/2010*	23,000

	Total Warrants (cost $140,010)	28,429

	Total Common Stock, Preferred Stock, and Warrants — 3.56% (cost $2,419,019)	2,269,729

	Total Investments — 145.55% (cost $92,510,576)	92,782,908

	Other Assets Less Liabilities — 1.51%	964,430
	Preferred Stock — (47.06)%	(30,000,000)

	Net Assets Applicable to Common Stock — 100%	$63,747,338

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As of March 31, 2006, the market value of these securities aggregated $21,508,559 or 33.74% of net assets applicable to common stock.
   “NR” denotes not rated.

*	Non income producing security company.

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prospect Street® Income Shares, Inc.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer (principal executive officer)

Date	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer (principal executive officer)

Date	May 30, 2006

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer (principal financial officer)

Date	May 30, 2006

* Print the name and title of each signing officer under his or her signature.

INDEX TO EXHIBITS

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.